UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21725

Tortoise Energy Capital Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211

(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Tortoise Energy Capital Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2011
Master Limited Partnerships and Related Companies - 158.2% (1)	Shares	Fair Value

Crude/Refined Products Pipelines - 66.1% (1)
United States - 66.1% (1)
Blueknight Energy Partners, L.P. (2)	436,674	$3,558,893
Buckeye Partners, L.P.	420,990	27,288,572
Enbridge Energy Partners, L.P.	1,064,000	71,330,560
Holly Energy Partners, L.P.	312,000	18,610,800
Kinder Morgan Management, LLC (3)	891,338	58,480,701
Magellan Midstream Partners, L.P.	571,100	34,517,284
NuStar Energy L.P.	558,500	39,178,775
Plains All American Pipeline, L.P.	578,100	37,848,207
Sunoco Logistics Partners L.P.	633,200	56,031,868
		346,845,660

Natural Gas/Natural Gas Liquids Pipelines - 59.9% (1)
United States - 59.9% (1)
Boardwalk Pipeline Partners, LP	746,157	24,779,874
Duncan Energy Partners L.P.	283,800	11,559,174
El Paso Pipeline Partners, L.P.	875,500	33,006,350
Energy Transfer Equity, L.P.	121,000	4,862,990
Energy Transfer Partners, L.P.	1,153,600	63,251,888
Enterprise Products Partners L.P.	1,246,500	54,347,400
Niska Gas Storage Partners LLC	265,600	5,378,400
ONEOK Partners, L.P.	380,000	31,597,000
PAA Natural Gas Storage, L.P.	150,919	3,677,896
PAA Natural Gas Storage, L.P. (4)	280,308	6,133,139
Spectra Energy Partners, LP	303,900	9,989,193
TC PipeLines, LP	788,500	42,784,010
Williams Partners L.P.	444,075	23,029,729
		314,397,043

Natural Gas Gathering/Processing - 26.5% (1)
United States - 26.5% (1)
Chesapeake Midstream Partners, L.P.	189,874	4,944,319
Copano Energy, L.L.C.	736,700	26,675,907
DCP Midstream Partners, LP	404,100	17,077,266
MarkWest Energy Partners, L.P.	567,800	25,494,220
Regency Energy Partners LP	949,000	26,353,730
Targa Resources Partners LP	970,238	33,230,652
Western Gas Partners LP	141,430	5,125,423
		138,901,517

Propane Distribution - 5.0% (1)
United States - 5.0% (1)
Inergy, L.P.	627,000	26,007,960

Shipping - 0.7% (1)
Republic of the Marshall Islands - 0.7% (1)
Teekay LNG Partners L.P.	98,200	3,739,456

Total Master Limited Partnerships and Related Companies (Cost $425,016,751)		829,891,636

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Fidelity Institutional Government Portfolio - Class I, 0.01% (5) (Cost $52,949)	52,949	52,949

Total Investments - 158.2% (1) (Cost $425,069,700)		829,944,585
Other Assets and Liabilities - (31.5%) (1)		(165,186,838)
Long-Term Debt Obligations - (17.2%) (1)		(90,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (9.5%) (1)		(50,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$524,757,747

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2) Non-income producing.
(3) Security distributions are paid-in-kind.
(4)	Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $6,133,139, which represents 1.2% of net assets.
(5) Rate indicated is the current yield as of February 28, 2011.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of February 28, 2011.  These assets are measured on a recurring basis.

	Fair Value at
Description	February 28, 2011	Level 1	Level 2	Level 3
Equity Securities:
Master Limited Partnerships and Related Companies(a)	$829,891,636	$823,758,497	$6,133,139	$-
Total Equity Securities	829,891,636	823,758,497	6,133,139	-
Other:
Short-Term Investment(b)	52,949	52,949	-	-
Total Other	52,949	52,949	-	-
Total	$829,944,585	$823,811,446	$6,133,139	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at February 28, 2011.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security’s fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period ended February 28, 2011.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value, fair value per share and percent of net assets which the security comprises at February 28, 2011.

Investment Security		Number of Shares	Acquisition Date	Acquisition Cost	Fair Value	Fair Value Per Share	Fair Value as Percent of Net Assets
PAA Natural Gas Storage, L.P.	Unregistered Common Units	280,308	2/8/11	$ 6,000,000	$ 6,133,139	$ 21.88	1.2%

The carrying value per unit of unrestricted common units of PAA Natural Gas Storage, L.P. was $24.38 on December 23, 2010, the date the purchase agreement and the date an enforceable right to acquire the restricted PAA Natural Gas Storage, L.P. units was obtained by the Company.

As of February 28, 2011, the aggregate cost of securities for federal income tax purposes was $342,352,708. The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $492,697,790, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $5,105,913 and the net unrealized appreciation was $487,591,877.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Capital Corporation

Date: April 20, 2011	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Capital Corporation

Date: April 20, 2011	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortoise Energy Capital Corporation

Date: April 20, 2011	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer